Quarterly Financial Data (Unaudited) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Quarterly Financial Information [Line Items]
Net sales	¥ 167,587	¥ 157,442	¥ 180,657	¥ 176,634	¥ 682,320	¥ 675,988	¥ 571,552
Income from continuing operations before income taxes	22,063	14,206	16,327	18,260	70,856	81,966	75,971
Net income attributable to Nidec Corporation	¥ 9,077	¥ 9,125	¥ 10,319	¥ 12,210	¥ 40,731	¥ 52,333	¥ 51,961
Net income attributable to Nidec Corporation per share:
Basic	¥ 66.34	¥ 66.68	¥ 74.86	¥ 88.20	¥ 296.25	¥ 375.91	¥ 373.04
Diluted	¥ 61.98	¥ 62.30	¥ 69.98	¥ 82.49	¥ 276.89	¥ 362.80	¥ 373.04